Supplement Dated October 8, 2009

To Prospectuses Dated May 1, 2009 for

Protective Premiere II

Issued by

Protective Life Insurance Company

Protective Variable Life Separate Account

This Supplement amends certain information contained in your variable life product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

We have been advised by Van Eck Worldwide Insurance Trust that they will be liquidating and dissolving the Van Eck Worldwide Real Estate Fund (the “Fund”) effective December 8, 2009 (the “Liquidation Date”).  Enclosed with this Supplement is a Fund supplement that describes the Plan of Liquidation.

Sub-Account Closing Before Date of Liquidation.  Effective December 7, 2009, you will no longer be permitted to allocate purchase payments or transfer policy value (including transfers resulting from automatic allocations under the portfolio rebalancing or dollar cost averaging programs) to the Sub-Account that invests in the Fund (the “Van Eck Worldwide Real Estate Sub-Account”).  We will process instructions received or automatic allocations occurring at or after 3:00 P.M. Central Standard Time on December 4, 2009 but before the date of liquidation as follows:

•                  If we receive instructions to allocate premium payments to the Van Eck Worldwide Real Estate Sub-Account, we will contact you to request new allocation instructions.  If we cannot reach you, we will return the premium payment to you and request that you resubmit the payment with new allocation instructions.

•                  If we receive instructions to transfer policy value to the Van Eck Worldwide Real Estate Sub-Account, we will consider your request to not be in good order and we will not process it.  In such cases, we will contact you for further instructions.

If you have scheduled an automatic allocation to the Van Eck Worldwide Real Estate Sub-Account pursuant to the portfolio rebalancing or dollar cost averaging programs to occur on December 7, 2009, we will allocate such amounts to the Oppenheimer Money Fund (the “Money Market Sub-Account”).

Policy Value on the Date of Liquidation.  If you have policy value allocated to the Van Eck Worldwide Real Estate Sub-Account as of 3:00 P.M. Central Standard Time on December 7, 2009, we will transfer that policy value to the Sub-Account that invests in the Money Market Sub-Account.  We will confirm this transfer in a statement we send to you following the transaction.  Any requests we receive at or after 3:00 P.M. Central Standard Time on December 7, 2009 for allocations of future premium payments, transfers of policy value, portfolio rebalancing or dollar cost averaging to the Van Eck Worldwide Real Estate Sub-Account will be redirected to the Money Market Sub-Account.

Transfer Rights.  Under your policy, you are permitted to transfer policy value among the following investment options:

Fidelity VIP Contrafund Portfolio-SC	This Fund seeks long-term capital appreciation.
Fidelity VIP Equity-Income Portfolio-SC	This Fund seeks reasonable income.
Fidelity VIP Freedom Fund-2015 Maturity-SC	This Fund seeks high total return.
Fidelity VIP Freedom Fund-2020 Maturity-SC	This Fund seeks high total return.
Fidelity VIP Growth Portfolio-SC	This Fund seeks to achieve capital appreciation.
Fidelity VIP Index 500-SC2	This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.
Fidelity VIP Investment Grade Bond Portfolio-SC	This Fund seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity VIP Mid Cap Portfolio	This Fund seeks long-term growth of capital.
Franklin Flex Cap Growth Securities Fund, Class 2	This Fund seeks capital appreciation.
Franklin Income Securities Fund, Class 2	This Fund seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Rising Dividends Securities Fund, Class 2	This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Mutual Shares Securities Fund	This Fund seeks capital appreciation, with income as a secondary goal.
Franklin Small-MidCap Growth Securities Fund, Class 2	This Fund seeks long-term capital growth.
Franklin U.S. Government Fund, Class 2	This Fund seeks income.
Templeton Foreign Securities Fund	This Fund seeks long-term capital growth.
Templeton Global Bond Income Securities	This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Templeton Growth Securities Fund	This Fund seeks long-term capital growth.
Goldman Sachs Capital Growth Fund, Service Class	This Fund seeks long-term growth of capital.
Goldman Sachs Growth and Income Fund, Service Class	This Fund seeks long-term growth of capital and growth of income.
Goldman Sachs Strategic International Equity Fund, Service Class	This Fund seeks long-term growth of capital.
Goldman Sachs Structured Small Cap Equity Fund, Service Class	This Fund seeks long-term growth of capital.
Goldman Sachs Structured U.S. Equity Fund, Service Class	This Fund seeks long-term growth of capital and dividend income.
Goldman Sachs MidCap Value Fund, Institutional Class	This Fund seeks long-term capital appreciation.

Lord Abbett America’s Value Portfolio	The Fund’s investment objective is to seek current income and capital appreciation.
Lord Abbett Bond-Debenture Portfolio
Lord Abbett Growth and Income Portfolio	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Growth Opportunities Portfolio	The Fund’s investment objective is capital appreciation.
Lord Abbett International Portfolio	The Fund’s investment objective is long-term capital appreciation.
Lord Abbett Large-Cap Core Portfolio	The Fund’s investment objective is growth of capital and income consistent with reasonable risk.
Lord Abbett Mid-Cap Value Portfolio	The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS Growth Series, Initial Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS Investors Growth Stock Series, Initial Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS Investors Trust Series, Initial Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS New Discovery Series, Initial Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS Research Series, Initial Class Shares	This Fund’s investment objective is to seek capital appreciation.
MFS Total Return Series, Initial Class Shares	This Fund’s investment objective is to seek total return.
MFS Utilities Series, Initial Class Shares	This Fund’s investment objective is to seek total return.
Oppenheimer Capital Appreciation Fund/VA-SS	This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.
Oppenheimer Global Securities Fund/VA-SS

This Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA-SS

This Fund seeks a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities; that the fund’s manager believes does not involve undue risk.

Oppenheimer Main Street Fund/VA-SS	This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.
Oppenheimer MidCap Fund/VA-SS	This Fund seeks capital appreciation by investing in securities of “growth type” companies.
Oppenheimer Money Fund/VA

This Fund seeks maximum current income from investments in “money market” securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Oppenheimer Strategic Bond Fund/VA-SS	This Fund seeks a high level of current income principally derived from interest on debt securities.
Van Kampen’s UIF Equity and Income Portfolio Class II	Seeks both capital appreciation and current income.
Van Kampen’s UIF Global Real Estate Portfolio Class II	Seeks current income and capital appreciation.
Van Kampen’s UIF International Growth Equity Portfolio Class II	Seeks long-term capital appreciation, with a secondary objective of income.
Van Kampen Capital Growth Portfolio Class I	Seeks capital appreciation.
Van Kampen Comstock Portfolio Class I	Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Van Kampen Government Portfolio Class II	Seeks to provide investors with high current return consistent with preservation of capital.
Van Kampen Growth and Income Portfolio Class I	Seeks long-term growth of capital and income.
Van Kampen Mid Cap Growth Portfolio Class II	Seeks capital growth.

If you would like another copy of the current prospectus for any of these funds, including the Oppenheimer Money Fund, please call us at 800-265-1545.

You may request a transfer of your policy value from the Van Eck Worldwide Real Estate Sub-Account to any of the above investment options and change your Van Eck Worldwide Real Estate Sub-Account allocation and rebalancing instructions by completing the enclosed transfer request form and:

•                  Faxing the transfer request form enclosed with this Supplement in good order to 205-268-4516

•                  Sending the transfer request form enclosed in good order to:

Protective Life Insurance Company

P.O. Box 1928

Birmingham, Alabama  35282-8238

If you have telephone authorization established, you can call us at 1-800-265-1545 with your instructions. You also may visit us on line at www.protective.com/piocs to effect a transfer.  We will confirm any transfer in a statement we send to you following the transaction.

We currently do not impose any restrictions or assess any fees, charges, or penalties on transfers you make under your policy, although we reserve the right to do so.  However, we will not impose any transfer fee on any transfers from the Van Eck Worldwide Real Estate Sub-Account to any other investment options(s) (including any transfer we make to the Money Market Sub-Account on the Liquidation Date) from the date of this supplement until at least 60 days after the Liquidation Date, nor will we count any transfer out of the Van Eck Worldwide Real Estate Sub-Account from the date of this Supplement until at least 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any period.

If you have any questions, please contact your financial representative or call us at 800-265-1545.